Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

BARROW HANLEY CREDIT OPPORTUNITIES FUND

BARROW HANLEY FLOATING RATE FUND

Supplement dated October 20, 2026

to the Prospectus and Statement of Additional Information dated February 1, 2026, as amended

Barrow Hanley Credit Opportunities Fund and Barrow Hanley Floating Rate Fund:

Effective October 16, 2026, Nick Losey no longer serves as a portfolio manager of the Barrow Hanley Credit Opportunities Fund and the Barrow Hanley Floating Rate Fund. As such, all references to Nick Losey in the Prospectus and Statement of Additional Information are hereby deleted.

This Supplement should be retained for future reference.